SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Provision for post-employment benefit (Details) - Significant Unobservable Inputs (Level 3)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.93%	6.00%
Expected Return on Plan Assets	4.93%	6.00%
Wage Increase Rate	9.00%	9.00%
Disability Rate	5.00%	1.00%
Normal retirement age	58 years	58 years
20 - 29
Defined Benefit Plan Disclosure [Line Items]
Withdrawal Rate	5.00%	5.00%
30 - 39
Defined Benefit Plan Disclosure [Line Items]
Withdrawal Rate	4.00%	4.00%
40 - 44
Defined Benefit Plan Disclosure [Line Items]
Withdrawal Rate	3.00%	3.00%
45 - 49
Defined Benefit Plan Disclosure [Line Items]
Withdrawal Rate	2.00%	2.00%
50 - 57
Defined Benefit Plan Disclosure [Line Items]
Withdrawal Rate	1.00%	1.00%
> 57
Defined Benefit Plan Disclosure [Line Items]
Withdrawal Rate	0.00%	0.00%